LEASES - Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	$ 5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Obligations under operating lease	$ 12,477	$ 18,500